SCHEDULE OF INVESTMENTS
Thornburg Better World International Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 90.1%
	Banks — 10.7%
	Banks — 10.7%
	Bank of Ningbo Co. Ltd. Class A	431,014	$ 2,599,512
	China Merchants Bank Co. Ltd. Class A	486,300	4,078,434
	DNB ASA	171,359	3,733,611
	ING Groep N.V.	591,199	7,809,299
	Intesa Sanpaolo SpA	2,063,622	5,700,147
	Mitsubishi UFJ Financial Group, Inc.	1,315,000	7,103,213
			31,024,216
	Capital Goods — 8.8%
	Construction & Engineering — 1.2%
	Skanska AB Class B	130,346	3,457,373
	Electrical Equipment — 6.5%
	ABB Ltd.	169,448	5,748,687
[a]	Ballard Power Systems, Inc.	74,308	1,346,461
[a]	Contemporary Amperex Technology Co. Ltd. Class A	46,000	3,807,319
	Schneider Electric SE	30,370	4,777,970
[a]	Siemens Energy AG	106,515	3,210,551
	Machinery — 1.1%
[a]	Alstom S.A.	64,130	3,238,635
			25,586,996
	Commercial & Professional Services — 5.3%
	Professional Services — 5.3%
	Experian plc	117,157	4,515,083
	Recruit Holdings Co. Ltd.	100,500	4,948,333
	RELX plc	104,564	2,775,706
[a]	Visional, Inc.	58,986	3,238,801
			15,477,923
	Consumer Durables & Apparel — 7.3%
	Household Durables — 3.6%
	Barratt Developments plc	591,474	5,688,029
	Sony Group Corp.	50,704	4,935,989
	Textiles, Apparel & Luxury Goods — 3.7%
	adidas AG	16,529	6,152,209
	LVMH Moet Hennessy Louis Vuitton SE	5,799	4,547,208
			21,323,435
	Consumer Services — 1.3%
	Diversified Consumer Services — 1.3%
[a]	Coursera, Inc.	99,434	3,933,609
			3,933,609
	Food, Beverage & Tobacco — 0.8%
	Food Products — 0.8%
[a]	Nomad Foods Ltd.	80,717	2,281,869
			2,281,869
	Health Care Equipment & Services — 0.5%
	Health Care Providers & Services — 0.5%
[a]	Innovage Holding Corp.	74,789	1,593,754
			1,593,754
	Insurance — 3.4%
	Insurance — 3.4%
	AIA Group Ltd.	518,605	6,445,576
	AXA S.A.	135,270	3,430,077
			9,875,653
	Materials — 9.4%
	Chemicals — 4.1%
	Air Liquide S.A.	20,041	3,508,936

SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Koninklijke DSM N.V.	9,294	$ 1,734,605
	Linde plc	16,194	4,672,816
	Sika AG	6,483	2,119,543
	Construction Materials — 1.9%
	CRH plc	112,428	5,687,427
	Containers & Packaging — 2.4%
	SCG Packaging PCL	2,690,500	5,204,712
	SIG Combibloc Group AG	62,042	1,685,745
	Paper & Forest Products — 1.0%
	Mondi plc	108,472	2,852,437
			27,466,221
	Media & Entertainment — 11.9%
	Entertainment — 2.6%
[a]	Bilibili, Inc. Class Z	38,020	4,681,313
[a]	Sea Ltd. ADR	10,444	2,867,923
	Interactive Media & Services — 9.3%
[a]	Bumble, Inc. Class A	74,671	4,301,050
[a]	Kanzhun Ltd. ADR	504,362	19,997,953
	Tencent Holdings Ltd.	37,089	2,789,688
			34,637,927
	Pharmaceuticals, Biotechnology & Life Sciences — 1.6%
	Pharmaceuticals — 1.6%
	Roche Holding AG	12,089	4,554,035
			4,554,035
	Real Estate — 2.2%
	Real Estate Management & Development — 2.2%
	Vonovia SE	99,514	6,433,291
			6,433,291
	Retailing — 3.6%
	Internet & Direct Marketing Retail — 2.3%
[a]	MercadoLibre, Inc.	2,366	3,685,731
[a]	Pinduoduo, Inc. ADR	23,227	2,950,294
	Specialty Retail — 1.3%
	China Tourism Group Duty Free Corp. Ltd. Class A	82,470	3,830,293
			10,466,318
	Semiconductors & Semiconductor Equipment — 10.0%
	Semiconductors & Semiconductor Equipment — 10.0%
[a]	Advanced Micro Devices, Inc.	30,975	2,909,482
	Infineon Technologies AG	107,455	4,309,168
	LONGi Green Energy Technology Co. Ltd. Class A	208,780	2,870,565
	NVIDIA Corp.	5,292	4,234,129
[a]	Renesas Electronics Corp.	900,000	9,729,511
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	42,057	5,053,569
			29,106,424
	Software & Services — 4.3%
	Information Technology Services — 4.3%
[a,b]	Adyen N.V.	1,394	3,405,874
[a]	Amadeus IT Group S.A.	50,072	3,521,999
	Edenred	31,305	1,783,611
	Visa, Inc. Class A	16,413	3,837,688
			12,549,172
	Technology Hardware & Equipment — 2.4%
	Communications Equipment — 1.1%
	Telefonaktiebolaget LM Ericsson Class B	263,365	3,310,027
	Electronic Equipment, Instruments & Components — 1.3%
	Keyence Corp.	7,512	3,791,330
			7,101,357
	Telecommunication Services — 0.4%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Diversified Telecommunication Services — 0.4%
[a]	Vantage Towers AG	33,000	$ 1,062,764
			1,062,764
	Transportation — 3.3%
	Marine — 1.8%
	Kuehne + Nagel International AG	15,328	5,244,901
	Road & Rail — 1.5%
	Canadian Pacific Railway Ltd.	56,765	4,365,796
			9,610,697
	Utilities — 2.9%
	Independent Power and Renewable Electricity Producers — 1.8%
	China Longyuan Power Group Corp. Ltd. Class H	3,046,000	5,249,086
	Multi-Utilities — 1.1%
	E.ON SE	266,753	3,085,214
			8,334,300
	Total Common Stock (Cost $225,875,695)		262,419,961
	Short-Term Investments — 10.5%
[c]	Thornburg Capital Management Fund	3,046,467	30,464,673
	Total Short-Term Investments (Cost $30,464,673)		30,464,673
	Total Investments — 100.6% (Cost $256,340,368)		$292,884,634
	Liabilities Net of Other Assets — (0.6)%		(1,809,619)
	Net Assets — 100.0%		$291,075,015

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021, the aggregate value of these securities in the Fund’s portfolio was $3,405,874, representing 1.17% of the Fund’s net assets.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Better World International Fund	June 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Better World International Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	June 30, 2021 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/20	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/21	Dividend Income
Thornburg Capital Management Fund	$6,414,924	$133,599,924	$(109,550,175)	$-	$-	$30,464,673	$12,590